Other Income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Income
Grant income			€ 413	€ 504
Total other income	€ 33	€ 138	€ 413	€ 504